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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eleven of its series, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Golden Mid Cap Core Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the quarter ended October 31, 2009. These series have July 31 fiscal year end.

Date of reporting period: October 31, 2009

Item 1 – Schedule of Investments

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.9%
CONSUMER DISCRETIONARY 9.1%
Auto Components 0.3%
Autoliv, Inc.	11,245	$377,607

Automobiles 0.4%
Ford Motor Co. *	76,261	533,827

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	3,392	193,683

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	9,585	279,115
Darden Restaurants, Inc.	10,237	310,283
Royal Caribbean Cruises, Ltd. *	16,776	339,379

		928,777

Household Durables 0.9%
Newell Rubbermaid, Inc.	27,255	395,470
Whirlpool Corp.	11,036	790,068

		1,185,538

Leisure Equipment & Products 0.3%
Mattel, Inc.	19,199	363,437

Media 3.4%
Comcast Corp., Class A	101,652	1,473,954
Time Warner Cable, Inc.	18,954	747,546
Time Warner, Inc.	45,053	1,356,996
Walt Disney Co.	36,391	996,022

		4,574,518

Multiline Retail 1.2%
Macy’s, Inc.	50,668	890,237
Target Corp.	17,047	825,586

		1,715,823

Specialty Retail 1.4%
AutoZone, Inc. *	2,140	289,563
Barnes & Noble, Inc.	12,536	208,223
Best Buy Co., Inc.	9,315	355,647
Home Depot, Inc.	28,545	716,194
Ross Stores, Inc.	8,970	394,770

		1,964,397

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	8,784	546,189

CONSUMER STAPLES 6.1%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	59,854	1,141,416
Pepsi Bottling Group, Inc.	15,848	593,349

		1,734,765

Food & Staples Retailing 1.8%
CVS Caremark Corp.	15,845	559,328
Kroger Co.	17,444	403,480
Safeway, Inc.	38,757	865,444
Wal-Mart Stores, Inc.	13,197	655,627

		2,483,879

Food Products 1.9%
Archer Daniels Midland Co.	38,130	1,148,476
Bunge, Ltd.	13,637	778,127
ConAgra Foods, Inc.	17,836	374,556
Sara Lee Corp.	31,572	356,448

		2,657,607

1

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.8%
Procter & Gamble Co.	17,960	$1,041,680

Tobacco 0.3%
Philip Morris International, Inc.	8,487	401,944

ENERGY 18.8%
Energy Equipment & Services 1.4%
Noble Corp.	18,884	769,334
Rowan Companies, Inc.	16,009	372,209
SEACOR Holdings, Inc. *	4,290	348,649
Tidewater, Inc.	8,288	345,361

		1,835,553

Oil, Gas & Consumable Fuels 17.4%
Apache Corp.	22,046	2,074,970
Chevron Corp.	58,642	4,488,459
ConocoPhillips	62,516	3,137,053
Devon Energy Corp.	17,437	1,128,348
El Paso Corp.	95,308	934,971
EOG Resources, Inc.	8,251	673,777
Exxon Mobil Corp.	103,905	7,446,871
Marathon Oil Corp.	39,590	1,265,692
Murphy Oil Corp.	8,753	535,158
Occidental Petroleum Corp.	14,076	1,068,087
Overseas Shipholding Group, Inc.	7,831	307,367
Plains Exploration & Production Co. *	21,872	579,608

		23,640,361

FINANCIALS 23.7%
Capital Markets 4.8%
Ameriprise Financial, Inc.	19,906	690,141
Bank of New York Mellon Corp.	27,615	736,216
BlackRock, Inc.	1,916	414,795
Goldman Sachs Group, Inc.	18,027	3,067,655
Morgan Stanley	15,797	507,400
State Street Corp.	18,327	769,367
TD Ameritrade Holding Corp. *	21,758	419,929

		6,605,503

Commercial Banks 4.8%
Bank of Hawaii Corp.	6,819	302,764
BB&T Corp.	21,388	511,387
PNC Financial Services Group, Inc.	18,530	906,858
U.S. Bancorp	43,960	1,020,751
Wells Fargo & Co. °	136,014	3,743,105

		6,484,865

Consumer Finance 0.4%
American Express Co.	15,847	552,109

Diversified Financial Services 5.8%
Bank of America Corp.	192,946	2,813,153
Citigroup, Inc.	120,271	491,908
JPMorgan Chase & Co.	109,332	4,566,798

		7,871,859

Insurance 5.7%
ACE, Ltd.	15,461	794,077
AFLAC, Inc.	12,206	506,427
Allied World Assurance Co. Holdings, Ltd.	7,822	350,113
Arch Capital Group, Ltd. *	7,028	473,476

2

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Chubb Corp.	15,317	$743,181
Endurance Specialty Holdings, Ltd.	10,454	376,240
Everest Re Group, Ltd.	4,007	350,572
PartnerRe, Ltd.	10,534	805,640
Prudential Financial, Inc.	9,441	427,016
Reinsurance Group of America, Inc.	16,077	741,150
Travelers Companies, Inc.	34,171	1,701,374
Unum Group	21,859	436,087

		7,705,353

Real Estate Investment Trusts (REITs) 2.0%
Hospitality Properties Trust	37,768	729,300
Host Hotels & Resorts, Inc.	57,144	577,726
HRPT Properties Trust	115,460	811,684
Simon Property Group, Inc.	8,101	549,977

		2,668,687

Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp, Inc.	20,518	269,607

HEALTH CARE 9.4%
Biotechnology 0.3%
Amgen, Inc. *	8,451	454,072

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	10,059	543,790

Health Care Providers & Services 1.7%
Health Net, Inc. *	19,812	295,397
Humana, Inc. *	11,296	424,504
UnitedHealth Group, Inc.	25,770	668,731
WellPoint, Inc. *	19,624	917,618

		2,306,250

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	12,682	570,690

Pharmaceuticals 6.6%
Eli Lilly & Co.	34,790	1,183,208
Forest Laboratories, Inc. *	13,770	381,016
Johnson & Johnson	30,580	1,805,749
King Pharmaceuticals, Inc. *	29,728	301,145
Merck & Co., Inc.	31,064	960,809
Pfizer, Inc.	253,275	4,313,273

		8,945,200

INDUSTRIALS 9.1%
Aerospace & Defense 2.6%
General Dynamics Corp.	22,614	1,417,898
L-3 Communications Holdings, Inc.	12,646	914,179
Northrop Grumman Corp.	24,399	1,223,122

		3,555,199

Commercial Services & Supplies 0.3%
R.R. Donnelley & Sons Co.	20,746	416,580

Construction & Engineering 0.7%
Fluor Corp.	10,718	476,094
KBR, Inc.	21,007	430,013

		906,107

3

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.9%
General Electric Co.	240,222	$3,425,566
Tyco International, Ltd.	17,620	591,151

		4,016,717

Machinery 1.5%
AGCO Corp. *	8,432	237,023
Deere & Co.	19,754	899,795
Timken Co.	18,677	411,454
Trinity Industries, Inc.	27,001	455,777

		2,004,049

Professional Services 0.3%
Manpower, Inc.	7,794	369,513

Road & Rail 0.8%
Norfolk Southern Corp.	13,792	642,983
Ryder System, Inc.	12,272	497,630

		1,140,613

INFORMATION TECHNOLOGY 6.1%
Computers & Peripherals 2.3%
EMC Corp. *	21,118	347,813
Hewlett-Packard Co.	9,023	428,232
International Business Machines Corp.	8,971	1,081,992
Seagate Technology, Inc.	43,762	610,480
Western Digital Corp. *	18,835	634,363

		3,102,880

Electronic Equipment, Instruments & Components 0.8%
Flextronics International, Ltd. *	43,782	283,707
Ingram Micro, Inc., Class A *	14,236	251,265
Tech Data Corp. *	8,920	342,796
Vishay Intertechnology, Inc. *	38,835	241,942

		1,119,710

IT Services 1.4%
Computer Sciences Corp. *	19,338	980,630
Convergys Corp. *	24,912	270,295
Fiserv, Inc. *	7,604	348,796
Hewitt Associates, Inc., Class A *	7,348	261,001

		1,860,722

Office Electronics 0.3%
Xerox Corp.	51,692	388,724

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	30,894	590,384
Marvell Technology Group, Ltd. *	16,936	232,362
Texas Instruments, Inc.	13,268	311,135

		1,133,881

Software 0.5%
Symantec Corp. *	35,916	631,403

MATERIALS 4.3%
Chemicals 3.2%
Ashland, Inc.	14,410	497,721
Dow Chemical Co.	30,292	711,256
E.I. DuPont de Nemours & Co.	14,121	449,330
Eastman Chemical Co.	17,820	935,728
Lubrizol Corp.	13,176	876,995

4

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Nalco Holding Co.	21,470	$454,091
Valspar Corp.	14,985	380,170

		4,305,291

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc.	6,773	496,867

Paper & Forest Products 0.8%
International Paper Co.	24,275	541,575
MeadWestvaco Corp.	22,246	507,876

		1,049,451

TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 5.4%
AT&T, Inc.	178,912	4,592,671
CenturyTel, Inc.	19,065	618,850
Qwest Communications International, Inc.	81,662	293,167
Verizon Communications, Inc.	63,321	1,873,668

		7,378,356

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp. *	226,529	670,526

UTILITIES 5.4%
Electric Utilities 2.1%
Edison International	24,041	764,984
Entergy Corp.	5,597	429,402
FirstEnergy Corp.	13,190	570,863
Mirant Corp. *	35,863	501,365
NRG Energy, Inc. *	23,398	537,920

		2,804,534

Gas Utilities 0.3%
UGI Corp.	14,146	337,806

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	34,509	451,033

Multi-Utilities 2.7%
CenterPoint Energy, Inc.	65,984	831,398
CMS Energy Corp.	75,735	1,007,276
DTE Energy Co.	17,629	651,921
NiSource, Inc.	57,659	744,954
Public Service Enterprise Group, Inc.	15,654	466,489

		3,702,038

Total Common Stocks (cost $140,311,943)		132,999,570

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.0%
U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Bill, 0.10%, 12/17/2009 ß ƒ	$500,000	499,981

5

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø	2,292,062	$2,292,062

Total Short-Term Investments (cost $2,792,000)		2,792,043

Total Investments (cost $143,103,943) 99.9%		135,791,613
Other Assets and Liabilities 0.1%		88,968

Net Assets 100.0%		$135,880,581

*	Non-income producing security
°

Security represents an investment in a non-controlled affiliate. At October 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $4,727,426 and earned $8,079 of income for the period from August 1, 2009 to October 31, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At October 31, 2009, the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2009	Unrealized Gain (Loss)

December 2009	10 S&P 500 Index Futures	$2,625,035	$2,582,500	$(42,535)

The Fund had an average contract amount of $2,857,783 in futures contracts during the period ended October 31, 2009.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $144,449,899. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,960,433 and $17,618,719, respectively, with a net unrealized depreciation of $8,658,286.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$132,999,570	$0	$0	$132,999,570
Debt securities issued by
U.S. Treasury and
U.S. government agencies	499,981	0	0	499,981
Short-term investments	2,292,062	0	0	2,292,062

	$135,791,613	$0	$0	$135,791,613

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(42,535)	$0	$0	$(42,535)

*	Other financial instruments include futures contracts.

7

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 9.8%
Automobiles 0.2%
Ford Motor Co. *	149,389	$1,045,723

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A *	40,583	2,317,289

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	40,626	1,183,029
Darden Restaurants, Inc.	75,135	2,277,342
McDonald’s Corp.	70,886	4,154,629

		7,615,000

Household Durables 0.7%
Newell Rubbermaid, Inc.	116,412	1,689,138
Whirlpool Corp.	42,754	3,060,759

		4,749,897

Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	38,321	4,552,918

Leisure Equipment & Products 0.3%
Mattel, Inc.	116,375	2,202,979

Media 2.4%
Comcast Corp., Class A	347,441	5,037,895
Time Warner Cable, Inc.	92,406	3,644,493
Time Warner, Inc.	213,508	6,430,861
Walt Disney Co.	73,139	2,001,814

		17,115,063

Multiline Retail 1.7%
Macy’s, Inc.	226,517	3,979,904
Sears Holdings Corp. * ρ	17,305	1,174,317
Target Corp.	144,926	7,018,766

		12,172,987

Specialty Retail 1.9%
AutoZone, Inc. *	16,846	2,279,432
Best Buy Co., Inc.	41,341	1,578,399
Home Depot, Inc.	144,615	3,628,390
Ross Stores, Inc.	64,167	2,823,990
Sherwin-Williams Co.	20,122	1,147,759
TJX Cos.	46,285	1,728,745

		13,186,715

Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	60,128	3,738,759

CONSUMER STAPLES 12.0%
Beverages 2.6%
Coca-Cola Co.	50,732	2,704,523
Coca-Cola Enterprises, Inc.	306,057	5,836,507
Dr. Pepper Snapple Group, Inc. *	97,642	2,661,721
Pepsi Bottling Group, Inc.	80,338	3,007,855
PepsiCo, Inc.	70,192	4,250,125

		18,460,731

Food & Staples Retailing 3.7%
CVS Caremark Corp.	204,111	7,205,118
Kroger Co.	204,233	4,723,909
Safeway, Inc.	92,995	2,076,579
Wal-Mart Stores, Inc.	235,715	11,710,321

		25,715,927

1

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.8%
Archer Daniels Midland Co.	167,568	$5,047,148
Bunge, Ltd. ρ	57,600	3,286,656
ConAgra Foods, Inc.	102,462	2,151,702
Sara Lee Corp.	166,968	1,885,069

		12,370,575

Household Products 1.9%
Kimberly-Clark Corp.	34,590	2,115,524
Procter & Gamble Co.	190,499	11,048,942

		13,164,466

Tobacco 2.0%
Altria Group, Inc.	286,526	5,188,986
Philip Morris International, Inc.	191,572	9,072,850

		14,261,836

ENERGY 12.1%
Energy Equipment & Services 1.4%
Diamond Offshore Drilling, Inc. ρ	14,875	1,416,844
Noble Corp.	120,285	4,900,411
Rowan Companies, Inc.	69,358	1,612,574
Tidewater, Inc.	43,945	1,831,188

		9,761,017

Oil, Gas & Consumable Fuels 10.7%
Apache Corp.	84,316	7,935,822
Chevron Corp.	200,143	15,318,945
ConocoPhillips	200,875	10,079,907
Devon Energy Corp.	39,625	2,564,134
El Paso Corp.	408,524	4,007,620
Exxon Mobil Corp.	337,604	24,196,079
Marathon Oil Corp.	94,110	3,008,697
Murphy Oil Corp.	52,594	3,215,597
Occidental Petroleum Corp.	62,443	4,738,175

		75,064,976

FINANCIALS 14.5%
Capital Markets 3.6%
Ameriprise Financial, Inc.	90,431	3,135,243
Bank of New York Mellon Corp.	107,833	2,874,828
BlackRock, Inc.	9,651	2,089,345
Goldman Sachs Group, Inc.	65,472	11,141,370
State Street Corp.	90,548	3,801,205
TD Ameritrade Holding Corp. *	108,410	2,092,313

		25,134,304

Commercial Banks 2.9%
Bank of Hawaii Corp.	25,336	1,124,918
BB&T Corp.	88,585	2,118,067
PNC Financial Services Group, Inc.	28,567	1,398,069
U.S. Bancorp	85,101	1,976,045
Wells Fargo & Co. °	487,572	13,417,982

		20,035,081

Consumer Finance 0.4%
American Express Co.	80,539	2,805,979

2

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.5%
Bank of America Corp.	724,512	$10,563,385
Citigroup, Inc.	187,675	767,591
JPMorgan Chase & Co.	319,548	13,347,520

		24,678,496

Insurance 3.3%
ACE, Ltd.	85,367	4,384,449
AFLAC, Inc.	100,343	4,163,231
Allied World Assurance Co. Holdings, Ltd.	30,969	1,386,172
Arch Capital Group, Ltd. *	26,245	1,768,126
Prudential Financial, Inc.	34,565	1,563,375
Reinsurance Group of America, Inc.	39,617	1,826,344
Travelers Companies, Inc.	123,422	6,145,181
Unum Group	80,027	1,596,539

		22,833,417

Real Estate Investment Trusts (REITs) 0.7%
HRPT Properties Trust	364,419	2,561,866
Simon Property Group, Inc.	33,170	2,251,911

		4,813,777

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	85,389	1,122,011

HEALTH CARE 12.2%
Biotechnology 1.5%
Amgen, Inc. *	150,508	8,086,795
Biogen Idec, Inc. *	56,310	2,372,340

		10,459,135

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	101,479	5,485,955

Health Care Providers & Services 2.1%
Health Net, Inc. *	81,177	1,210,349
Humana, Inc. *	76,319	2,868,068
McKesson Corp.	54,754	3,215,702
UnitedHealth Group, Inc.	150,659	3,909,601
WellPoint, Inc. *	81,988	3,833,759

		15,037,479

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc. *	71,635	3,223,575

Pharmaceuticals 7.3%
Abbott Laboratories	76,732	3,880,337
Eli Lilly & Co.	212,950	7,242,429
Forest Laboratories, Inc. *	86,481	2,392,929
Johnson & Johnson	265,813	15,696,258
King Pharmaceuticals, Inc. *	124,829	1,264,518
Merck & Co., Inc.	232,460	7,189,988
Pfizer, Inc.	811,087	13,812,812

		51,479,271

INDUSTRIALS 9.0%
Aerospace & Defense 4.2%
General Dynamics Corp.	95,247	5,971,987
Goodrich Corp.	41,018	2,229,328
Honeywell International, Inc.	62,789	2,253,497
L-3 Communications Holdings, Inc.	57,810	4,179,085

3

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Lockheed Martin Corp.	27,898	$1,919,104
Northrop Grumman Corp.	103,249	5,175,872
Raytheon Co.	80,986	3,667,046
United Technologies Corp.	63,515	3,902,997

		29,298,916

Air Freight & Logistics 0.4%
FedEx Corp.	39,160	2,846,540

Construction & Engineering 0.7%
Fluor Corp.	69,672	3,094,830
KBR, Inc.	92,455	1,892,554

		4,987,384

Industrial Conglomerates 1.9%
General Electric Co.	792,180	11,296,487
Tyco International, Ltd.	64,868	2,176,321

		13,472,808

Machinery 0.9%
Deere & Co.	93,460	4,257,103
Joy Global, Inc.	33,848	1,706,278

		5,963,381

Road & Rail 0.9%
CSX Corp.	70,217	2,961,753
Norfolk Southern Corp.	34,941	1,628,950
Ryder System, Inc.	40,302	1,634,246

		6,224,949

INFORMATION TECHNOLOGY 19.7%
Communications Equipment 1.8%
Cisco Systems, Inc. *	361,100	8,251,135
Harris Corp.	42,634	1,778,691
QUALCOMM, Inc.	61,467	2,545,348

		12,575,174

Computers & Peripherals 7.5%
Apple, Inc. *	60,304	11,367,304
Dell, Inc. *	210,941	3,056,535
EMC Corp. *	155,116	2,554,761
Hewlett-Packard Co.	267,078	12,675,522
International Business Machines Corp.	145,398	17,536,453
Seagate Technology, Inc.	171,717	2,395,452
Western Digital Corp. *	87,233	2,938,007

		52,524,034

Electronic Equipment, Instruments & Components 0.5%
Flextronics International, Ltd. *	374,228	2,424,997
Ingram Micro, Inc., Class A *	72,915	1,286,950

		3,711,947

Internet Software & Services 1.5%
eBay, Inc. *	98,704	2,198,138
Google, Inc., Class A *	15,218	8,158,674

		10,356,812

IT Services 1.9%
Accenture plc	57,474	2,131,136
Affiliated Computer Services, Inc., Class A *	55,310	2,881,098
Alliance Data Systems Corp. *	32,866	1,806,973

4

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Computer Sciences Corp. *	65,326	$3,312,681
Convergys Corp. *	97,859	1,061,770
Hewitt Associates, Inc., Class A *	57,305	2,035,474

		13,229,132

Office Electronics 0.2%
Xerox Corp.	147,833	1,111,704

Semiconductors & Semiconductor Equipment 2.6%
Intel Corp.	497,743	9,511,869
Marvell Technology Group, Ltd. *	112,653	1,545,599
National Semiconductor Corp.	92,249	1,193,702
NVIDIA Corp. *	89,175	1,066,533
Texas Instruments, Inc.	221,164	5,186,296

		18,503,999

Software 3.7%
Microsoft Corp.	469,814	13,027,942
Oracle Corp. *	497,959	10,506,935
Symantec Corp. *	150,454	2,644,981

		26,179,858

MATERIALS 3.1%
Chemicals 2.1%
CF Industries Holdings, Inc.	16,832	1,401,264
Dow Chemical Co.	185,923	4,365,472
Eastman Chemical Co.	56,739	2,979,365
Lubrizol Corp.	66,716	4,440,617
Valspar Corp.	64,009	1,623,908

		14,810,626

Containers & Packaging 0.2%
Pactiv Corp. *	53,112	1,226,356

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	42,830	3,142,009

Paper & Forest Products 0.3%
International Paper Co.	107,155	2,390,628

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	508,036	13,041,284
Qwest Communications International, Inc. ρ	291,338	1,045,904
Verizon Communications, Inc.	191,499	5,666,455

		19,753,643

Wireless Telecommunication Services 0.3%
Sprint Nextel Corp. *	712,574	2,109,219

UTILITIES 3.3%
Electric Utilities 0.8%
Entergy Corp.	20,345	1,560,868
Mirant Corp. *	113,549	1,587,415
NRG Energy, Inc. *	97,608	2,244,008

		5,392,291

Gas Utilities 0.4%
UGI Corp.	98,218	2,345,446

Independent Power Producers & Energy Traders 0.3%
AES Corp. *	176,739	2,309,979

5

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	334,493	$4,214,612
CMS Energy Corp.	196,311	2,610,936
NiSource, Inc.	273,859	3,538,258
Public Service Enterprise Group, Inc.	81,417	2,426,227

		12,790,033

Total Common Stocks (cost $544,635,378)		691,862,206

	Principal Amount	Value

SHORT-TERM INVESTMENTS 1.8%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
0.09%, 12/24/2009 ƒ ß	$500,000	499,973
0.13%, 12/03/2009 ƒ ß	1,000,000	999,996
0.16%, 11/05/2009 ƒ ß	500,000	500,000

		1,999,969

	Shares	Value

MUTUAL FUND SHARES 1.5%
BGI Prime Money Market Fund, Premium Shares, 0.10% q ρρ	568	568
BlackRock Liquidity TempFund, Institutional Class, 0.18% q ρρ	1,677,761	1,677,761
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ρρ	7,066,931	7,066,931
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	1,566,461	1,566,461

		10,311,721

Total Short-Term Investments (cost $12,311,288)		12,311,690

Total Investments (cost $556,946,666) 100.6%		704,173,896
Other Assets and Liabilities (0.6%)		(4,002,305)

Net Assets 100.0%		$700,171,591

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At October 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $17,362,548 and earned $26,997 of income for the period from August 1, 2009 to October 31, 2009.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

At October 31, 2009 the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2009	Unrealized Gain (Loss)

December 2009	29 S&P 500 Index Futures	$7,582,492	$7,489,250	$(93,242)

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $559,330,723. The gross unrealized appreciation and depreciation on securities based on tax cost was $188,197,752 and $43,354,579, respectively, with a net unrealized appreciation of $144,843,173.

The Fund had an average contract amount of $11,425,297 in futures contracts during the period from August 1, 2009 to October 31, 2009.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

6

EVERGREEN ENHANCED S&P 500® FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$691,862,206	$0	$0	$691,862,206
Debt securities issued by
U.S. Treasury and
U.S. government agencies	1,999,969	0	0	1,999,969
Short-term investments	10,311,721	0	0	10,311,721

	$704,173,896	$0	$0	$704,173,896

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(93,242)	$0	$0	$(93,242)

*	Other financial instruments includes futures contracts.

7

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 14.0%
Hotels, Restaurants & Leisure 2.4%
Carnival Corp.	502,000	$14,618,240

Media 4.9%
Comcast Corp., Class A	417,404	6,052,358
Omnicom Group, Inc.	721,966	24,748,994

		30,801,352

Multiline Retail 1.8%
Target Corp.	232,392	11,254,745

Specialty Retail 2.2%
Home Depot, Inc.	537,802	13,493,452

Textiles, Apparel & Luxury Goods 2.7%
Timberland Co., Class A *	1,051,915	17,019,985

CONSUMER STAPLES 13.4%
Beverages 4.8%
Coca-Cola Co.	160,096	8,534,717
Diageo plc	1,296,803	21,135,653

		29,670,370

Food & Staples Retailing 1.1%
Safeway, Inc.	310,130	6,925,203

Food Products 1.8%
McCormick & Co., Inc.	323,900	11,339,739

Household Products 3.3%
Clorox Co.	97,343	5,765,626
Procter & Gamble Co.	259,041	15,024,378

		20,790,004

Tobacco 2.4%
Philip Morris International, Inc.	311,669	14,760,644

ENERGY 10.6%
Oil, Gas & Consumable Fuels 10.6%
Chevron Corp.	220,100	16,846,454
ConocoPhillips	352,589	17,692,916
Exxon Mobil Corp.	253,905	18,197,371
Occidental Petroleum Corp.	180,445	13,692,167

		66,428,908

FINANCIALS 21.2%
Capital Markets 6.2%
AllianceBernstein Holding, LP ρ	310,718	8,383,171
Legg Mason, Inc. ρ	649,800	18,915,678
State Street Corp.	270,661	11,362,349

		38,661,198

Commercial Banks 3.3%
U.S. Bancorp ρ	483,130	11,218,279
Wells Fargo & Co. °	333,504	9,178,030

		20,396,309

Consumer Finance 1.1%
Visa, Inc., Class A ρ	86,960	6,588,089

Diversified Financial Services 7.2%
Bank of America Corp.	1,149,186	16,755,132
JPMorgan Chase & Co.	511,618	21,370,284
Moody’s Corp. ρ	293,518	6,950,506

		45,075,922

1

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 3.4%
Prudential Financial, Inc.	376,290	$17,019,597
Stewart Information Services Corp.	485,967	4,344,545

		21,364,142

HEALTH CARE 15.8%
Biotechnology 1.7%
Amgen, Inc. *	199,201	10,703,070

Health Care Equipment & Supplies 2.0%
Medtronic, Inc.	350,377	12,508,459

Health Care Providers & Services 3.0%
WellPoint, Inc. *	398,595	18,638,302

Pharmaceuticals 9.1%
Bristol-Myers Squibb Co.	395,526	8,622,467
Merck & Co., Inc.	341,719	10,569,368
Novartis AG, ADR	427,800	22,224,210
Pfizer, Inc.	914,430	15,572,743

		56,988,788

INDUSTRIALS 11.3%
Aerospace & Defense 2.0%
Boeing Co.	133,823	6,396,739
Lockheed Martin Corp.	85,150	5,857,469

		12,254,208

Air Freight & Logistics 3.2%
Expeditors International of Washington, Inc.	229,519	7,395,102
FedEx Corp.	169,713	12,336,438

		19,731,540

Commercial Services & Supplies 3.9%
Avery Dennison Corp.	316,034	11,266,612
Cintas Corp.	481,800	13,341,042

		24,607,654

Industrial Conglomerates 2.2%
General Electric Co.	973,217	13,878,075

INFORMATION TECHNOLOGY 9.6%
Communications Equipment 2.2%
Cisco Systems, Inc. *	352,893	8,063,605
QUALCOMM, Inc.	132,471	5,485,624

		13,549,229

Computers & Peripherals 1.7%
Dell, Inc. *	713,411	10,337,325

IT Services 1.5%
Automatic Data Processing, Inc.	242,100	9,635,580

Software 4.2%
Microsoft Corp.	629,744	17,462,801
Oracle Corp.	415,954	8,776,630

		26,239,431

UTILITIES 2.3%
Electric Utilities 2.3%
Entergy Corp.	107,360	8,236,659
Fortum Oyj	261,737	6,193,359

		14,430,018

Total Common Stocks (cost $688,128,444)		612,689,981

2

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

PRIVATE PLACEMENT 0.7%
FINANCIALS 0.7%
Diversified Financial Services 0.7%
Apollo Management, LP * + (cost $13,555,985)	605,421	$4,237,947

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
BGI Prime Money Market Fund, Premium Shares, 0.10% q ρρ	3,345	3,345
BlackRock Liquidity TempFund, Institutional Class, 0.18% q ρρ	9,882,504	9,882,504
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ρρ	7,562,960	7,562,960
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø	8,180,801	8,180,801
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	9,226,913	9,226,913

Total Short-Term Investments (cost $34,856,523)		34,856,523

Total Investments (cost $736,540,952) 104.5%		651,784,451
Other Assets and Liabilities (4.5%)		(27,947,751)

Net Assets 100.0%		$623,836,700

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At October 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $10,069,382 and earned $16,675 of income for the period from August 1, 2009 to October 31, 2009.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $736,580,586. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,367,411 and $137,163,546, respectively, with a net unrealized depreciation of $84,796,135.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$612,689,981	$0	$0	$612,689,981
Other	0	4,237,947	0	4,237,947
Short-term investments	34,856,523	0	0	34,856,523

	$647,546,504	$4,237,947	$0	$651,784,451

4

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 100.0%
CONSUMER DISCRETIONARY 13.4%
Internet & Catalog Retail 3.9%
Amazon.com, Inc. *	172,236	$20,463,359
Blue Nile, Inc. ρ *	120,049	7,208,943

		27,672,302

Media 4.5%
CBS Corp., Class B	1,751,859	20,619,380
Omnicom Group, Inc.	328,803	11,271,367

		31,890,747

Specialty Retail 2.9%
Home Depot, Inc.	798,263	20,028,419

Textiles, Apparel & Luxury Goods 2.1%
Timberland Co., Class A *	885,474	14,326,969

CONSUMER STAPLES 12.5%
Beverages 2.3%
Diageo plc	595,373	9,703,553
PepsiCo, Inc.	110,884	6,714,026

		16,417,579

Food & Staples Retailing 2.3%
CVS Caremark Corp.	448,475	15,831,167

Food Products 2.0%
McCormick & Co., Inc.	407,811	14,277,463

Household Products 3.8%
Clorox Co.	165,710	9,815,003
Procter & Gamble Co.	293,219	17,006,702

		26,821,705

Tobacco 2.1%
Philip Morris International, Inc.	309,536	14,659,625

ENERGY 10.4%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	162,386	10,100,409

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	144,203	13,572,386
Chevron Corp.	143,214	10,961,600
ConocoPhillips	354,911	17,809,434
Exxon Mobil Corp.	287,300	20,590,791

		62,934,211

FINANCIALS 20.1%
Capital Markets 4.1%
Goldman Sachs Group, Inc.	89,091	15,160,615
State Street Corp.	141,328	5,932,949
T. Rowe Price Group, Inc.	155,476	7,576,346

		28,669,910

Commercial Banks 3.1%
Wells Fargo & Co. °	784,333	21,584,844

Consumer Finance 3.8%
American Express Co.	214,319	7,466,874
Visa, Inc., Class A	257,871	19,536,307

		27,003,181

1

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 6.8%
Bank of America Corp.	1,072,926	$15,643,261
JPMorgan Chase & Co.	480,619	20,075,456
Moody’s Corp. ρ	494,000	11,697,920

		47,416,637

Insurance 2.3%
Prudential Financial, Inc.	361,827	16,365,435

HEALTH CARE 13.7%
Biotechnology 1.9%
Amgen, Inc. *	257,236	13,821,291

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	270,706	9,664,204

Pharmaceuticals 10.4%
Johnson & Johnson	285,327	16,848,559
Merck & Co., Inc. ρ	764,587	23,648,676
Novartis AG, ADR	416,623	21,643,565
Pfizer, Inc.	637,062	10,849,166

		72,989,966

INDUSTRIALS 8.6%
Aerospace & Defense 3.7%
Boeing Co.	259,481	12,403,192
Lockheed Martin Corp.	117,082	8,054,071
United Technologies Corp.	98,138	6,030,580

		26,487,843

Air Freight & Logistics 2.1%
Expeditors International of Washington, Inc.	217,054	6,993,480
United Parcel Service, Inc., Class B	146,310	7,853,921

		14,847,401

Industrial Conglomerates 2.8%
General Electric Co.	1,367,856	19,505,626

INFORMATION TECHNOLOGY 20.1%
Communications Equipment 6.8%
Cisco Systems, Inc. *	1,108,251	25,323,535
QUALCOMM, Inc.	551,657	22,844,117

		48,167,652

Internet Software & Services 3.9%
Google, Inc., Class A *	51,699	27,716,868

IT Services 0.9%
Automatic Data Processing, Inc.	151,476	6,028,745

Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	421,541	8,342,296

Software 7.3%
FactSet Research Systems, Inc. ρ	238,447	15,272,531
Microsoft Corp.	470,440	13,045,301
Nintendo Co., Ltd.	33,800	8,619,029
Oracle Corp.	688,251	14,522,096

		51,458,957

MATERIALS 1.2%
Chemicals 1.2%
Air Products & Chemicals, Inc.	107,488	8,290,549

Total Common Stocks (cost $626,274,381)		703,322,001

2

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

OTHER 0.2%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes ρρ + ☐ (cost $2,503,004)	$7,770,820	$1,564,266

	Shares	Value

PRIVATE PLACEMENT 0.6%
FINANCIALS 0.6%
Diversified Financial Services 0.6%
Apollo Management, LP * + (cost $13,746,559)	612,041	4,284,287

SHORT-TERM INVESTMENTS 3.5%
MUTUAL FUND SHARES 3.5%
BGI Prime Money Market Fund, Premium Shares, 0.10% ρρ q	2,581	2,581
BlackRock Liquidity TempFund, Institutional Class, 0.18% ρρ q	7,623,187	7,623,187
Evergreen Institutional Money Market Fund, Class I, 0.09% ρρ q ø	5,833,932	5,833,932
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% ρρ q ø	3,912,364	3,912,364
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% ρρ q	7,117,476	7,117,476

Total Short-Term Investments (cost $24,489,540)		24,489,540

Total Investments (cost $667,013,484) 104.3%		733,660,094
Other Assets and Liabilities (4.3%)		(30,269,361)

Net Assets 100.0%		$703,390,733

*	Non-income producing security
ρ	All or a portion of this security is on loan.
°

Security represents an investment in a non-controlled affiliate. At October 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $20,345,715 and earned $39,217 of income for the period from August 1, 2009 to October 31, 2009.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $668,765,311. The gross unrealized appreciation and depreciation on securities based on tax cost was $128,018,454 and $63,123,671, respectively, with a net unrealized appreciation of $64,894,783.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

3

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$703,322,001	$0	$0	$703,322,001
Other	0	4,284,287	1,564,266	5,848,553
Short-term investments	24,489,540	0	0	24,489,540

	$727,811,541	$4,284,287	$1,564,266	$733,660,094

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of August 1, 2009	$1,559,579
Realized gains or losses	87,978
Change in unrealized gains or losses	70,580
Net purchases (sales)	(153,871)

Balance as of October 31, 2009	$1,564,266

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$34,969

4

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 92.3%
CONSUMER DISCRETIONARY 15.2%
Hotels, Restaurants & Leisure 4.5%
Darden Restaurants, Inc.	1,272	$38,554
Wendy’s/Arby’s Group, Inc.	6,952	27,461

		66,015

Household Durables 4.3%
Blyth, Inc.	341	12,081
Snap-On, Inc.	1,415	51,690

		63,771

Media 5.4%
McGraw-Hill Cos.	605	17,412
Scripps Networks Interactive, Inc., Class A	425	16,048
Washington Post Co., Class B	105	45,360

		78,820

Textiles, Apparel & Luxury Goods 1.0%
Polo Ralph Lauren Corp.	197	14,661

CONSUMER STAPLES 3.2%
Food Products 3.2%
Corn Products International, Inc.	593	16,711
Sara Lee Corp.	2,669	30,133

		46,844

ENERGY 4.7%
Energy Equipment & Services 1.7%
Atwood Oceanics, Inc. *	710	25,198

Oil, Gas & Consumable Fuels 3.0%
Cimarex Energy Co.	1,126	44,094

FINANCIALS 25.2%
Commercial Banks 10.3%
BOK Financial Corp.	936	40,220
City National Corp.	130	4,897
First Citizens Bancshares, Inc., Class A	427	63,623
Huntington Bancshares, Inc.	6,475	24,670
KeyCorp	576	3,104
Regions Financial Corp.	1,349	6,529
TCF Financial Corp.	807	9,547

		152,590

Insurance 13.2%
Assured Guaranty, Ltd.	323	5,356
Brown & Brown, Inc.	3,233	59,390
Everest Re Group, Ltd.	359	31,409
Fidelity National Financial, Inc., Class A	2,458	33,355
White Mountains Insurance Group, Ltd.	208	64,357

		193,867

Thrifts & Mortgage Finance 1.7%
People’s United Financial, Inc.	1,582	25,360

HEALTH CARE 9.3%
Biotechnology 2.7%
Cephalon, Inc. *	535	29,201
Genzyme Corp. *	197	9,968

		39,169

Health Care Providers & Services 1.0%
Omnicare, Inc.	713	15,451

1

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.6%
Pharmaceutical Product Development, Inc.	435	$9,374

Pharmaceuticals 5.0%
Biovail Corp.	2,084	28,051
Endo Pharmaceuticals Holdings, Inc. *	1,081	24,214
Forest Laboratories, Inc. *	763	21,112

		73,377

INDUSTRIALS 6.5%
Electrical Equipment 3.6%
Acuity Brands, Inc.	220	6,965
General Cable Corp. *	1,465	45,620

		52,585

Machinery 2.0%
Dover Corp.	557	20,988
Mueller Industries, Inc.	346	8,186

		29,174

Professional Services 0.3%
Manpower, Inc.	87	4,125

Road & Rail 0.6%
Werner Enterprises, Inc.	517	9,694

INFORMATION TECHNOLOGY 14.1%
Computers & Peripherals 4.9%
Imation Corp.	3,116	27,483
Lexmark International, Inc., Class A *	1,415	36,083
Quantum Corp. *	4,548	8,414

		71,980

Electronic Equipment, Instruments & Components 0.4%
Molex, Inc., Class A	316	5,230

Internet Software & Services 2.4%
IAC/InterActiveCorp. *	1,862	35,266

IT Services 4.9%
Global Payments, Inc.	500	24,615
Hewitt Associates, Inc., Class A *	751	26,675
Total System Services, Inc.	1,342	21,432

		72,722

Software 1.5%
Novell, Inc. *	5,466	22,356

MATERIALS 7.0%
Containers & Packaging 3.0%
Silgan Holdings, Inc.	813	43,699

Paper & Forest Products 4.0%
International Paper Co.	1,079	24,072
Weyerhaeuser Co.	979	35,577

		59,649

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.8%
CenturyTel, Inc.	381	12,367

Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	628	18,601

2

EVERGREEN FUNDAMENTAL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 5.0%
Electric Utilities 2.2%
Westar Energy, Inc.	1,715	$32,842

Gas Utilities 0.9%
Atmos Energy Corp.	457	12,727

Multi-Utilities 1.9%
Ameren Corp.	1,125	27,383

Total Common Stocks (cost $1,263,762)		1,358,991

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø (cost $96,913)	96,913	96,913

Total Investments (cost $1,360,675) 98.9%		1,455,904
Other Assets and Liabilities 1.1%		16,347

Net Assets 100.0%		$1,472,251

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,511,497. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,163 and $92,756, respectively, with a net unrealized depreciation of $55,593.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$1,358,991	$0	$0	$1,358,911
Short-term investments	96,913	0	0	96,913

	$1,455,904	$0	$0	$1,455,904

3

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 13.4%
Leisure Equipment & Products 2.1%
Hasbro, Inc.	20,510	$559,308

Media 2.1%
DreamWorks Animation SKG, Inc., Class A *	17,640	564,480

Multiline Retail 3.3%
Big Lots, Inc. *	18,440	461,922
Family Dollar Stores, Inc.	15,065	426,339

		888,261

Specialty Retail 2.1%
Ross Stores, Inc.	12,610	554,966

Textiles, Apparel & Luxury Goods 3.8%
Carter’s, Inc. *	20,300	479,080
Wolverine World Wide, Inc.	20,995	537,052

		1,016,132

CONSUMER STAPLES 4.1%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	16,915	533,330

Personal Products 2.1%
Alberto-Culver Co.	21,440	575,021

ENERGY 6.5%
Energy Equipment & Services 6.5%
Cameron International Corp. *	14,760	545,677
Helmerich & Payne, Inc.	15,930	605,659
Noble Corp.	14,800	602,952

		1,754,288

FINANCIALS 15.4%
Capital Markets 3.8%
Federated Investors, Inc.	21,880	574,350
Knight Capital Group, Inc., Class A *	26,850	452,423

		1,026,773

Commercial Banks 1.7%
Cullen/Frost Bankers, Inc.	9,685	453,161

Diversified Consumer Services 1.4%
NASDAQ OMX Group, Inc. *	21,355	385,671

Insurance 6.2%
American Financial Group, Inc.	22,900	563,340
HCC Insurance Holdings, Inc.	21,320	562,635
Platinum Underwriters Holdings, Ltd.	15,195	543,525

		1,669,500

Real Estate Investment Trusts (REITs) 2.3%
Digital Realty Trust, Inc.	13,310	600,680

HEALTH CARE 16.7%
Health Care Equipment & Supplies 1.7%
STERIS Corp.	16,165	472,988

Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	27,130	600,930
Laboratory Corporation of America Holdings *	7,980	549,742

		1,150,672

1

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 6.7%
Life Technologies Corp. *	14,850	$700,475
PAREXEL International Corp. *	36,290	454,351
Waters Corp. *	11,080	636,324

		1,791,150

Pharmaceuticals 4.0%
Endo Pharmaceuticals Holdings, Inc. *	22,365	500,976
Watson Pharmaceuticals, Inc. *	16,665	573,609

		1,074,585

INDUSTRIALS 11.9%
Aerospace & Defense 2.0%
Goodrich Corp.	10,055	546,489

Air Freight & Logistics 0.5%
Pacer International, Inc.	41,232	117,924

Commercial Services & Supplies 1.2%
Brink’s Co.	13,465	319,525

Electrical Equipment 6.1%
Cooper Industries plc	14,440	558,684
GrafTech International, Ltd. *	43,640	589,140
Woodward Governor Co.	20,993	493,545

		1,641,369

Machinery 2.1%
Pall Corp.	17,730	562,750

INFORMATION TECHNOLOGY 17.5%
Communications Equipment 3.0%
Cogo Group, Inc. *	56,960	319,545
Harris Corp.	11,365	474,148

		793,693

Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	16,940	679,633

Internet Software & Services 1.6%
ValueClick, Inc. *	44,730	440,143

IT Services 4.0%
Genpact, Ltd. *	40,885	486,940
NeuStar, Inc., Class A *	25,145	580,850

		1,067,790

Software 6.4%
BMC Software, Inc. *	14,930	554,799
Sybase, Inc. *	14,703	581,651
TIBCO Software, Inc. *	64,490	564,287

		1,700,737

MATERIALS 4.4%
Chemicals 4.4%
FMC Corp.	12,180	622,398
Olin Corp.	35,775	546,284

		1,168,682

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
CenturyTel, Inc.	18,035	585,416

2

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 6.0%
Gas Utilities 4.2%
Energen Corp.	13,685	$600,498
National Fuel Gas Co.	11,585	525,264

		1,125,762

Multi-Utilities 1.8%
MDU Resources Group, Inc.	22,830	473,722

Total Common Stocks (cost $27,607,796)		26,294,601

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø (cost $215,076)	215,076	215,076

Total Investments (cost $27,822,872) 98.9%		26,509,677
Other Assets and Liabilities 1.1%		306,672

Net Assets 100.0%		$26,816,349

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $27,822,872. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,941,266 and $3,254,461, respectively, with a net unrealized depreciation of $1,313,195.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$26,294,601	$0	$0	$26,294,601
Short-term investments	215,076	0	0	215,076

	$26,509,677	$0	$0	$26,509,677

3

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 10.3%
Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp.	1,580	$92,604

Specialty Retail 6.2%
Gap, Inc.	5,630	120,144
Home Depot, Inc.	3,395	85,181
Ross Stores, Inc.	2,205	97,042

		302,367

Textiles, Apparel & Luxury Goods 2.2%
Nike, Inc., Class B	1,750	108,815

CONSUMER STAPLES 12.3%
Food Products 7.9%
Archer Daniels Midland Co.	2,955	89,005
General Mills, Inc.	1,515	99,869
Kellogg Co.	2,100	108,234
Kraft Foods, Inc., Class A	3,245	89,302

		386,410

Household Products 4.4%
Colgate-Palmolive Co.	1,395	109,689
Procter & Gamble Co.	1,750	101,500

		211,189

ENERGY 9.5%
Energy Equipment & Services 1.8%
Noble Corp.	2,120	86,369

Oil, Gas & Consumable Fuels 7.7%
Chevron Corp.	1,215	92,996
ConocoPhillips	1,665	83,550
Exxon Mobil Corp.	1,320	94,604
Occidental Petroleum Corp.	1,405	106,611

		377,761

FINANCIALS 14.0%
Capital Markets 3.8%
State Street Corp.	2,045	85,849
TD Ameritrade Holding Corp. *	5,115	98,719

		184,568

Consumer Finance 1.8%
Discover Financial Services	6,155	87,032

Diversified Consumer Services 2.2%
JPMorgan Chase & Co.	2,555	106,722

Insurance 6.2%
ACE, Ltd.	2,225	114,276
AON Corp.	2,600	100,126
Unum Group	4,485	89,476

		303,878

HEALTH CARE 16.5%
Biotechnology 1.6%
Amgen, Inc. *	1,445	77,640

Health Care Equipment & Supplies 5.1%
Baxter International, Inc.	1,360	73,522
Becton Dickinson & Co.	1,290	88,184
Covidien plc	2,085	87,820

		249,526

1

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 2.0%
McKesson Corp.	1,640	$96,317

Pharmaceuticals 7.8%
Bristol-Myers Squibb Co.	4,410	96,138
Johnson & Johnson	1,575	93,004
Pfizer, Inc.	4,985	84,894
Watson Pharmaceuticals, Inc. *	3,030	104,293

		378,329

INDUSTRIALS 8.0%
Aerospace & Defense 3.8%
Precision Castparts Corp.	1,005	96,008
United Technologies Corp.	1,485	91,253

		187,261

Industrial Conglomerates 2.0%
Tyco International, Ltd.	2,885	96,792

Machinery 2.2%
Flowserve Corp.	1,065	104,593

INFORMATION TECHNOLOGY 19.8%
Communications Equipment 2.1%
Cisco Systems, Inc. *	4,535	103,625

Computers & Peripherals 4.1%
Hewlett-Packard Co.	2,110	100,141
International Business Machines Corp.	820	98,900

		199,041

Electronic Equipment, Instruments & Components 1.6%
Agilent Technologies, Inc. *	3,225	79,786

IT Services 1.9%
Accenture plc, Class A	2,445	90,661

Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	4,995	95,455
Texas Instruments, Inc.	4,145	97,200

		192,655

Software 6.1%
BMC Software, Inc. *	2,465	91,599
CA, Inc.	4,930	103,136
Microsoft Corp.	3,665	101,630

		296,365

MATERIALS 3.6%
Chemicals 2.0%
Praxair, Inc.	1,265	100,491

Containers & Packaging 1.6%
Sealed Air Corp.	3,990	76,728

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
CenturyTel, Inc.	3,132	101,665

UTILITIES 2.0%
Multi-Utilities 2.0%
Sempra Energy	1,920	98,784

Total Common Stocks (cost $4,956,404)		4,777,974

2

EVERGREEN GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø (cost $77,107)	77,107	$77,107

Total Investments (cost $5,033,511) 99.7%		4,855,081
Other Assets and Liabilities 0.3%		14,430

Net Assets 100.0%		$4,869,511

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $5,060,663. The gross unrealized appreciation and depreciation on securities based on tax cost was $184,503 and $390,085 respectively, with a net unrealized depreciation of $205,582.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$4,777,974	$0	$0	$4,777,974
Short-term investments	77,107	0	0	77,107

	$4,855,081	$0	$0	$4,855,081

3

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 13.9%
Distributors 1.8%
Genuine Parts Co.	2,170	$75,928

Leisure Equipment & Products 1.9%
Hasbro, Inc.	2,960	80,719

Multiline Retail 2.0%
Big Lots, Inc. *	3,295	82,540

Specialty Retail 2.8%
TJX Cos.	3,070	114,665

Textiles, Apparel & Luxury Goods 5.4%
Polo Ralph Lauren Corp.	1,745	129,863
Wolverine World Wide, Inc.	3,770	96,436

		226,299

CONSUMER STAPLES 6.7%
Food Products 6.7%
ConAgra Foods, Inc.	4,775	100,275
H.J. Heinz Co.	1,935	77,865
Sara Lee Corp.	8,815	99,521

		277,661

ENERGY 5.6%
Energy Equipment & Services 5.6%
Cameron International Corp. *	3,415	126,252
Noble Corp.	2,640	107,554

		233,806

FINANCIALS 12.0%
Capital Markets 3.0%
TD Ameritrade Holding Corp. *	6,400	123,520

Insurance 4.2%
AON Corp.	1,905	73,361
Unum Group	5,205	103,840

		177,201

Real Estate Investment Trusts (REITs) 4.8%
Digital Realty Trust, Inc.	2,585	116,661
Potlatch Corp.	3,040	84,847

		201,508

HEALTH CARE 15.3%
Health Care Equipment & Supplies 1.9%
C.R. Bard, Inc.	1,085	81,451

Health Care Providers & Services 7.3%
Express Scripts, Inc. *	1,345	107,492
Laboratory Corp. of America Holdings *	1,230	84,735
Universal Health Services, Inc., Class B	2,005	111,578

		303,805

Life Sciences Tools & Services 3.4%
Life Technologies Corp. *	3,000	141,510

Pharmaceuticals 2.7%
Watson Pharmaceuticals, Inc. *	3,280	112,898

INDUSTRIALS 12.9%
Aerospace & Defense 2.3%
L-3 Communications Holdings, Inc.	1,305	94,338

1

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 5.5%
Foster Wheeler AG *	3,895	$109,021
KBR, Inc.	5,880	120,364

		229,385

Electrical Equipment 2.6%
GrafTech International, Ltd. *	8,000	108,000

Machinery 2.5%
Pall Corp.	3,290	104,425

INFORMATION TECHNOLOGY 16.6%
Communications Equipment 2.5%
Harris Corp.	2,445	102,006

Computers & Peripherals 1.6%
NCR Corp. *	6,535	66,330

IT Services 2.1%
Amdocs, Ltd. *	3,495	88,074

Semiconductors & Semiconductor Equipment 2.2%
Xilinx, Inc.	4,295	93,416

Software 8.2%
Adobe Systems, Inc. *	3,355	110,514
BMC Software, Inc. *	3,625	134,705
CA, Inc.	4,630	96,859

		342,078

MATERIALS 7.3%
Chemicals 5.0%
FMC Corp.	2,250	114,975
Olin Corp.	6,285	95,972

		210,947

Containers & Packaging 2.3%
Pactiv Corp. *	4,095	94,553

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
CenturyTel, Inc.	3,678	119,388

UTILITIES 4.4%
Multi-Utilities 4.4%
MDU Resources Group, Inc.	4,155	86,216
Sempra Energy	1,855	95,440

		181,656

Total Common Stocks (cost $3,992,996)		4,068,107

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø (cost $37,614)	37,614	37,614

Total Investments (cost $4,030,610) 98.5%		4,105,721
Other Assets and Liabilities 1.5%		63,704

Net Assets 100.0%		$4,169,425

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN GOLDEN MID CAP CORE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $4,034,191. The gross unrealized appreciation and depreciation on securities based on tax cost was $394,836 and $323,306, respectively, with a net unrealized appreciation of $71,530.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$4,068,107	$0	$0	$4,068,107
Short-term investments	37.614	0	0	37.614

	$4,105,721	$0	$0	$4,105,721

3

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 8.8%
Auto Components 1.7%
Gentex Corp.	1,049,100	$16,796,091

Media 0.1%
Warner Music Group Corp. *	177,700	1,023,552

Multiline Retail 1.7%
J.C. Penney Co., Inc.	527,000	17,459,510

Specialty Retail 2.5%
Home Depot, Inc.	996,000	24,989,640

Textiles, Apparel & Luxury Goods 2.8%
Polo Ralph Lauren Corp.	374,700	27,885,174

CONSUMER STAPLES 18.8%
Beverages 2.7%
Diageo plc, ADR	417,000	27,113,340

Food & Staples Retailing 3.0%
Safeway, Inc.	988,000	22,062,040
Sysco Corp.	312,790	8,273,296

		30,335,336

Food Products 10.6%
ConAgra Foods, Inc.	1,310,000	27,510,000
Hershey Co.	623,000	23,543,170
Kellogg Co.	559,000	28,810,860
Unilever NV	818,000	25,268,020

		105,132,050

Personal Products 2.5%
L’Oreal Co., ADR ρ	1,194,000	24,369,540

ENERGY 4.6%
Energy Equipment & Services 2.1%
Weatherford International, Ltd. *	1,191,000	20,878,230

Oil, Gas & Consumable Fuels 2.5%
ConocoPhillips	501,000	25,140,180

FINANCIALS 16.0%
Capital Markets 1.4%
Charles Schwab Corp.	810,000	14,045,400

Commercial Banks 8.3%
Banco Santander SA, ADR	1,263,539	20,292,436
East West Bancorp, Inc. ρ	243,470	2,198,534
M&T Bank Corp. ρ	308,000	19,357,800
Mitsubishi UFJ Financial Group, Inc., ADS	4,162,000	22,100,220
Synovus Financial Corp.	2,843,000	6,311,460
Zions Bancorp ρ	901,000	12,758,160

		83,018,610

Diversified Financial Services 4.6%
Bank of America Corp.	1,129,000	16,460,820
JPMorgan Chase & Co.	705,000	29,447,850

		45,908,670

Insurance 1.7%
AFLAC, Inc.	401,000	16,637,490

HEALTH CARE 8.3%
Health Care Equipment & Supplies 5.2%
Baxter International, Inc.	537,000	29,030,220
Hospira, Inc. *	523,000	23,346,720

		52,376,940

1

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.0%
Universal Health Services, Inc., Class B	172,000	$9,571,800

Pharmaceuticals 2.1%
Eli Lilly & Co.	617,000	20,984,170

INDUSTRIALS 7.3%
Aerospace & Defense 4.9%
Boeing Co.	453,000	21,653,400
Northrop Grumman Corp.	550,000	27,571,500

		49,224,900

Machinery 2.4%
Deere & Co.	525,000	23,913,750

INFORMATION TECHNOLOGY 21.9%
Computers & Peripherals 10.4%
Apple, Inc. *	212,000	39,962,000
EMC Corp. *	1,678,000	27,636,660
International Business Machines Corp.	295,000	35,579,950

		103,178,610

Electronic Equipment, Instruments & Components 1.4%
Molex, Inc.	72,000	1,344,240
Molex, Inc., Class A	788,500	13,049,675

		14,393,915

Semiconductors & Semiconductor Equipment 2.5%
Texas Instruments, Inc.	1,051,000	24,645,950

Software 7.6%
Adobe Systems, Inc. *	750,000	24,705,000
Intuit, Inc. *	688,560	20,016,439
Oracle Corp.	1,485,000	31,333,500

		76,054,939

MATERIALS 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc.	351,000	27,072,630

TELECOMMUNICATION SERVICES 2.5%
Wireless Telecommunication Services 2.5%
Vodafone Group plc, ADR	1,100,000	24,409,000

UTILITIES 7.1%
Electric Utilities 2.6%
FPL Group, Inc.	525,000	25,777,500

Gas Utilities 1.8%
Questar Corp.	450,000	17,928,000

Multi-Utilities 2.7%
Dominion Resources, Inc.	782,000	26,658,380

Total Common Stocks (cost $1,023,718,205)		976,923,297

SHORT-TERM INVESTMENTS 5.9%
MUTUAL FUND SHARES 5.9%
BGI Prime Money Market Fund, Premium Shares, 0.10% q ρρ	4,458	4,458
BlackRock Liquidity TempFund, Institutional Class, 0.18% q ρρ	13,170,386	13,170,386
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ρρ	33,361,982	33,361,982
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	12,296,682	12,296,682

Total Short-Term Investments (cost $58,833,508)		58,833,508

Total Investments (cost $1,082,551,713) 103.9%		1,035,756,805
Other Assets and Liabilities (3.9%)		(38,567,609)

Net Assets 100.0%		$997,189,196

2

EVERGREEN INTRINSIC VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,083,818,786. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,640,235 and $87,702,216, respectively, with a net unrealized depreciation of $48,061,981.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$976,323,297	$0	$0	$976,323,297
Short-term investments	58,833,508	0	0	58,833,508

	$1,035,756,805	$0	$0	$1,035,756,805

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 15.6%
Auto Components 1.0%
Modine Manufacturing Co.	35,467	$365,310

Diversified Consumer Services 1.5%
Hillenbrand, Inc.	26,904	537,542

Hotels, Restaurants & Leisure 4.2%
Denny’s Corp. *	99,076	217,967
DineEquity, Inc. ρ	8,794	186,081
Ruby Tuesday, Inc. *	53,812	358,388
Wendy’s/Arby’s Group, Inc.	190,644	753,044

		1,515,480

Household Durables 3.9%
Blyth, Inc.	24,219	858,079
Cavco Industries, Inc. *	8,973	272,779
Dixie Group, Inc. * +	20,196	58,569
Ethan Allen Interiors, Inc.	7,637	95,157
Furniture Brands International, Inc. *	34,488	146,574

		1,431,158

Internet & Catalog Retail 0.4%
HSN, Inc. *	9,360	139,838

Media 0.9%
A. H. Belo Corp., Ser. A	36,812	150,929
Journal Communications, Inc., Class A	51,252	182,457

		333,386

Specialty Retail 2.5%
A.C. Moore Arts & Crafts, Inc. *	3,984	19,044
Christopher & Banks Corp.	18,513	112,744
Genesco, Inc. *	22,141	577,216
Men’s Wearhouse, Inc.	6,249	144,789
Zale Corp. *	12,906	61,045

		914,838

Textiles, Apparel & Luxury Goods 1.2%
Delta Apparel Co. *	12,529	110,757
Kenneth Cole Productions, Inc., Class A	28,275	268,895
Maidenform Brands, Inc. *	4,331	60,807

		440,459

CONSUMER STAPLES 6.8%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc.	26,874	847,337
Winn-Dixie Stores, Inc. *	11,060	122,656

		969,993

Food Products 2.4%
American Italian Pasta Co., Class A *	24,186	657,134
B&G Foods, Inc., Class A	13,193	103,037
Seneca Foods Corp., Class A *	4,183	115,827

		875,998

Household Products 0.7%
Spectrum Brands, Inc. *	4,352	100,749
WD-40 Co.	4,714	148,444

		249,193

Personal Products 0.5%
Prestige Brands Holdings, Inc. *	25,890	175,016

Tobacco 0.5%
Universal Corp.	4,901	203,832

1

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 5.6%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. *	17,906	$635,484
Cal Dive International, Inc. *	18,013	138,340
Global Industries, Ltd. *	17,676	128,858
WSP Holdings, Ltd., ADR ρ	13,375	56,175

		958,857

Oil, Gas & Consumable Fuels 3.0%
BioFuel Energy Corp. *	27,776	33,053
Mariner Energy, Inc. *	28,217	359,485
Stone Energy Corp. *	8,734	133,892
Whiting Petroleum Corp. *	9,714	547,870

		1,074,300

FINANCIALS 23.0%
Capital Markets 2.8%
Deerfield Capital Corp. *	9,491	53,529
Investment Technology Group, Inc. *	15,319	330,431
Knight Capital Group, Inc., Class A *	15,078	254,064
Kohlberg Capital Corp.	29,491	156,597
Virtus Investment Partners, Inc. *	2,125	31,153
Westwood Holdings Group, Inc. +	5,627	198,577

		1,024,351

Commercial Banks 11.7%
BancorpSouth, Inc.	22,099	498,995
BOK Financial Corp.	1,633	70,170
CapitalSource, Inc.	35,577	126,654
East West Bancorp, Inc.	7,065	63,797
F.N.B. Corp.	10,448	73,972
First Citizens Bancshares, Inc., Class A	11,279	1,680,571
IBERIABANK Corp.	10,552	457,007
Old National Bancorp	9,357	97,032
Sterling Bancshares, Inc.	52,821	294,213
UMB Financial Corp.	22,927	911,807

		4,274,218

Insurance 6.5%
Endurance Specialty Holdings, Ltd.	14,558	523,943
Stewart Information Services Corp.	41,254	368,811
Validus Holdings, Ltd.	30,314	766,944
Willis Group Holdings, Ltd.	26,608	718,416

		2,378,114

Thrifts & Mortgage Finance 2.0%
NewAlliance Bancshares, Inc.	62,975	697,763
Provident New York Bancorp	2,519	21,487

		719,250

HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.1%
Syneron Medical, Ltd. *	4,850	53,350

Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	15,997	133,095
Pharmerica Corp. *	7,136	110,108

		243,203

Life Sciences Tools & Services 0.5%
Cambrex Corp. *	28,223	169,338

2

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 18.3%
Aerospace & Defense 0.6%
GenCorp, Inc. *	29,360	$218,438

Building Products 1.4%
Quanex Building Products Corp.	34,889	518,799

Commercial Services & Supplies 3.9%
ACCO Brands Corp. *	70,184	425,315
Courier Corp.	14,416	213,789
Viad Corp.	44,836	784,630

		1,423,734

Electrical Equipment 1.5%
Belden, Inc.	12,726	292,062
Franklin Electric Co., Inc.	8,656	236,135

		528,197

Industrial Conglomerates 0.2%
Tredegar Corp.	5,588	76,165

Machinery 6.0%
Circor International, Inc.	4,628	126,113
Commercial Vehicle Group, Inc. *	16,636	78,688
Kadant, Inc. * +	41,828	539,163
Mueller Industries, Inc.	61,451	1,453,931

		2,197,895

Marine 0.1%
Horizon Lines, Inc., Class A	6,902	36,236

Professional Services 3.0%
Heidrick & Struggles International, Inc.	28,013	766,436
Korn/Ferry International *	19,770	315,529

		1,081,965

Road & Rail 1.6%
Arkansas Best Corp.	22,186	572,843

INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.2%
CommScope, Inc. *	14,349	387,710
Harris Stratex Networks, Inc., Class A *	20,702	130,423
NETGEAR, Inc. *	11,232	204,759
Sycamore Networks, Inc. *	30,060	85,671

		808,563

Computers & Peripherals 6.2%
Adaptec, Inc. *	108,980	347,646
Electronics for Imaging, Inc. *	32,201	375,464
Imation Corp.	102,260	901,933
Quantum Corp. *	338,154	625,585

		2,250,628

Electronic Equipment, Instruments & Components 3.5%
AVX Corp.	27,448	310,711
Benchmark Electronics, Inc. *	7,685	129,108
Coherent, Inc. *	10,967	275,601
Orbotech, Ltd. *	32,809	305,124
Technitrol, Inc.	31,183	242,915

		1,263,459

3

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 5.2%
ANADIGICS, Inc. *	18,164	$58,306
ATMI, Inc. *	24,803	375,766
Cabot Microelectronics Corp. *	9,646	308,479
DSP Group, Inc. *	34,141	197,335
Exar Corp. *	54,741	377,713
Lattice Semiconductor Corp. *	170,995	326,600
Standard Microsystems Corp. *	10,391	200,131
Zoran Corp. *	5,116	45,379

		1,889,709

Software 0.9%
ACI Worldwide, Inc. *	5,306	85,374
Corel Corp. * +	48,140	192,560
Kenexa Corp. *	4,082	51,433
S1 Corp. *	3,189	19,134

		348,501

MATERIALS 5.9%
Chemicals 2.4%
A. Schulman, Inc.	21,595	375,105
American Pacific Corp. * +	17,076	120,898
Arch Chemicals, Inc.	5,315	147,172
Innospec, Inc.	8,924	105,482
Minerals Technologies, Inc.	2,441	120,244

		868,901

Paper & Forest Products 3.5%
Clearwater Paper Corp. *	3,609	163,379
Glatfelter	26,480	279,894
Neenah Paper, Inc.	37,415	387,245
Schweitzer-Mauduit International, Inc.	8,741	451,473

		1,281,991

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. *	5,327	16,407
Premiere Global Services, Inc. *	2,793	20,864

		37,271

UTILITIES 4.9%
Electric Utilities 4.9%
Allete, Inc.	35,942	1,216,637
El Paso Electric Co. *	30,310	568,312

		1,784,949

Total Common Stocks (cost $29,009,995)		36,235,268

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
BGI Prime Money Market Fund, Premium Shares, 0.10% q ρρ	44	44
BlackRock Liquidity TempFund, Institutional Class, 0.18% q ρρ	127,542	127,542
Evergreen Institutional Money Market Fund, Class I, 0.09% q ρρ ø	192,583	192,583
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% q ρρ	119,209	119,209

Total Short-Term Investments (cost $439,378)		439,378

Total Investments (cost $29,449,373) 100.7%		36,674,646
Other Assets and Liabilities (0.7%)		(237,864)

Net Assets 100.0%		$36,436,782

4

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $29,558,140. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,123,935 and $1,007,429, respectively, with a net unrealized appreciation of $7,116,506.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$36,235,268	$0	$0	$36,235,268
Short-term investments	439,378	0	0	439,378

	$36,674,646	$0	$0	$36,674,646

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 100.3%
CONSUMER DISCRETIONARY 15.4%
Auto Components 1.0%
Modine Manufacturing Co.	837,620	$8,627,486

Diversified Consumer Services 1.5%
Hillenbrand, Inc.	641,777	12,822,705

Hotels, Restaurants & Leisure 4.2%
Denny’s Corp. *	2,350,600	5,171,320
DineEquity, Inc. * ρ	208,098	4,403,354
Ruby Tuesday, Inc. *	1,273,458	8,481,230
Wendy’s/Arby’s Group, Inc.	4,523,892	17,869,373

		35,925,277

Household Durables 3.7%
Blyth, Inc. ρ	516,723	18,307,496
Cavco Industries, Inc. *	194,712	5,919,245
Dixie Group, Inc. * +	652,747	1,892,966
Ethan Allen Interiors, Inc.	181,400	2,260,244
Furniture Brands International, Inc. *	818,200	3,477,350

		31,857,301

Internet & Catalog Retail 0.4%
HSN, Inc. *	219,592	3,280,705

Media 1.0%
A. H. Belo Corp., Ser. A *	904,256	3,707,449
Journal Communications, Inc., Class A	1,220,714	4,345,742

		8,053,191

Specialty Retail 2.5%
A.C. Moore Arts & Crafts, Inc. *	95,400	456,012
Christopher & Banks Corp.	428,202	2,607,750
Genesco, Inc. *	525,222	13,692,538
Men’s Wearhouse, Inc.	145,000	3,359,650
Zale Corp. *	306,193	1,448,293

		21,564,243

Textiles, Apparel & Luxury Goods 1.1%
Delta Apparel Co. *	236,810	2,093,400
Kenneth Cole Productions, Inc., Class A	651,131	6,192,256
Maidenform Brands, Inc. *	101,800	1,429,272

		9,714,928

CONSUMER STAPLES 6.8%
Food & Staples Retailing 2.7%
Casey’s General Stores, Inc. ρ	638,599	20,135,026
Winn-Dixie Stores, Inc. *	262,700	2,913,343

		23,048,369

Food Products 2.4%
American Italian Pasta Co., Class A *	574,437	15,607,453
B&G Foods, Inc., Class A	313,100	2,445,311
Seneca Foods Corp., Class A *	101,900	2,821,611

		20,874,375

Household Products 0.7%
Spectrum Brands, Inc. *	103,500	2,396,025
WD-40 Co.	111,936	3,524,865

		5,920,890

Personal Products 0.5%
Prestige Brands Holdings, Inc. *	597,826	4,041,304

1

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 0.5%
Universal Corp.	116,800	$4,857,712

ENERGY 5.8%
Energy Equipment & Services 2.7%
Atwood Oceanics, Inc. * ρ	439,472	15,596,861
Cal Dive International, Inc. *	427,600	3,283,968
Global Industries, Ltd. ρ	406,952	2,966,680
WSP Holdings, Ltd., ADR ρ	338,350	1,421,070

		23,268,579

Oil, Gas & Consumable Fuels 3.1%
BioFuel Energy Corp. *	651,230	774,964
Mariner Energy, Inc. *	662,474	8,439,919
Rosetta Resources, Inc. *	98,222	1,328,944
Stone Energy Corp. *	201,339	3,086,527
Whiting Petroleum Corp. *	230,581	13,004,768

		26,635,122

FINANCIALS 22.9%
Capital Markets 2.8%
Deerfield Capital Corp. *	225,062	1,269,350
Investment Technology Group, Inc. *	358,358	7,729,782
Knight Capital Group, Inc., Class A *	357,994	6,032,199
Kohlberg Capital Corp.	687,507	3,650,662
Virtus Investment Partners, Inc. *	50,157	735,301
Westwood Holdings Group, Inc. +	131,420	4,637,812

		24,055,106

Commercial Banks 11.6%
BancorpSouth, Inc. ρ	515,173	11,632,606
BOK Financial Corp. ρ	38,764	1,665,689
CapitalSource, Inc.	844,900	3,007,844
East West Bancorp, Inc.	165,400	1,493,562
F.N.B. Corp.	247,893	1,755,083
First Citizens Bancshares, Inc., Class A	267,342	39,833,958
IBERIABANK Corp. ρ	244,822	10,603,241
Old National Bancorp	221,900	2,301,103
Sterling Bancshares, Inc.	990,700	5,518,199
UMB Financial Corp. ρ	543,639	21,620,523

		99,431,808

Insurance 6.5%
Endurance Specialty Holdings, Ltd.	345,712	12,442,175
Stewart Information Services Corp. ρ	955,707	8,544,021
Validus Holdings, Ltd.	714,163	18,068,336
Willis Group Holdings, Ltd.	631,377	17,047,179

		56,101,711

Thrifts & Mortgage Finance 2.0%
NewAlliance Bancshares, Inc. ρ	1,485,014	16,453,955
Provident New York Bancorp	62,200	530,566

		16,984,521

HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.1%
Syneron Medical, Ltd. *	115,127	1,266,397

2

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.7%
AMN Healthcare Services, Inc. *	375,349	$3,122,904
Pharmerica Corp. *	163,800	2,527,434

		5,650,338

Life Sciences Tools & Services 0.6%
Cambrex Corp. *	786,607	4,719,642

INDUSTRIALS 18.8%
Aerospace & Defense 0.6%
GenCorp, Inc. *	689,440	5,129,434

Building Products 1.5%
Quanex Building Products Corp.	867,845	12,904,855

Commercial Services & Supplies 4.0%
ACCO Brands Corp. *	1,662,098	10,072,314
Courier Corp.	373,361	5,536,943
Viad Corp.	1,091,490	19,101,075

		34,710,332

Electrical Equipment 1.5%
Belden, Inc.	302,234	6,936,270
Franklin Electric Co., Inc.	201,311	5,491,764

		12,428,034

Industrial Conglomerates 0.2%
Tredegar Corp.	132,700	1,808,701

Machinery 6.3%
Circor International, Inc.	109,900	2,994,775
Commercial Vehicle Group, Inc. *	389,900	1,844,227
Kadant, Inc. * +	895,488	11,542,840
Mueller Industries, Inc.	1,607,419	38,031,534

		54,413,376

Marine 0.1%
Horizon Lines, Inc., Class A	161,700	848,925

Professional Services 3.0%
Heidrick & Struggles International, Inc.	664,759	18,187,806
Korn/Ferry International ρ	470,799	7,513,952

		25,701,758

Road & Rail 1.6%
Arkansas Best Corp. ρ	526,385	13,591,261

INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.2%
CommScope, Inc. *	336,200	9,084,124
Harris Stratex Networks, Inc., Class A *	485,200	3,056,760
NETGEAR, Inc. *	264,275	4,817,733
Sycamore Networks, Inc. *	704,400	2,007,540

		18,966,157

Computers & Peripherals 6.2%
Adaptec, Inc. *	2,913,517	9,294,119
Electronics for Imaging, Inc. *	768,465	8,960,302
Imation Corp.	2,236,771	19,728,320
Quantum Corp. *	8,055,991	14,903,584

		52,886,325

3

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components 3.5%
AVX Corp.	680,520	$7,703,487
Benchmark Electronics, Inc. *	178,013	2,990,618
Coherent, Inc. *	257,409	6,468,688
Orbotech, Ltd. *	814,894	7,578,514
Technitrol, Inc.	725,000	5,647,750

		30,389,057

Semiconductors & Semiconductor Equipment 5.2%
ANADIGICS, Inc. *	431,018	1,383,568
ATMI, Inc. *	581,397	8,808,165
Cabot Microelectronics Corp. *	235,836	7,542,035
DSP Group, Inc. *	820,680	4,743,530
Exar Corp. ρ	1,229,365	8,482,618
Lattice Semiconductor Corp. *	4,061,061	7,756,627
Standard Microsystems Corp. *	237,812	4,580,259
Zoran Corp. *	121,300	1,075,931

		44,372,733

Software 0.9%
ACI Worldwide, Inc. *	125,100	2,012,859
Corel Corp. * +	935,661	3,742,644
Kenexa Corp. *	99,817	1,257,694
S1 Corp. *	74,300	445,800

		7,458,997

MATERIALS 6.0%
Chemicals 2.4%
A. Schulman, Inc.	512,678	8,905,217
American Pacific Corp. * +	360,844	2,554,776
Arch Chemicals, Inc.	124,521	3,447,986
Innospec, Inc.	208,673	2,466,515
Minerals Technologies, Inc.	57,900	2,852,154

		20,226,648

Paper & Forest Products 3.6%
Clearwater Paper Corp. *	84,700	3,834,369
Glatfelter	623,509	6,590,490
Neenah Paper, Inc.	957,282	9,907,869
Schweitzer-Mauduit International, Inc.	210,810	10,888,336

		31,221,064

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. *	126,400	389,312
Premiere Global Services, Inc. *	73,700	550,539

		939,851

UTILITIES 5.1%
Electric Utilities 5.1%
Allete, Inc. ρ	881,294	29,831,802
El Paso Electric Co. *	719,748	13,495,275

		43,327,077

Total Common Stocks (cost $1,076,321,413)		860,026,295

4

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)
	Principal Amount	Value

OTHER 0.3%
Gryphon Funding, Ltd., Private Placement Pass-Through Notes ρρ ☐ + (cost $4,991,614)	$11,656,230	$2,346,399

	Shares	Value

SHORT-TERM INVESTMENTS 8.4%
MUTUAL FUND SHARES 8.4%
BGI Prime Money Market Fund, Premium Shares, 0.10% ρρ q	8,239	8,239
BlackRock Liquidity TempFund, Institutional Class, 0.18% ρρ q	24,379,237	24,379,237
Evergreen Institutional Money Market Fund, Class I, 0.09% ρρ q ø	24,879,411	24,879,411
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.21% ρρ q	22,761,956	22,761,956

Total Short-Term Investments (cost $72,028,843)		72,028,843

Total Investments (cost $1,153,341,870) 109.0%		934,401,537
Other Assets and Liabilities (9.0%)		(77,208,016)

Net Assets 100.0%		$857,193,521

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,176,414,720. The gross unrealized appreciation and depreciation on securities based on tax cost was $69,893,238 and $311,906,421, respectively, with a net unrealized depreciation of $242,013,183.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$860,026,295	$0	$0	$860,026,295
Other	0	0	2,346,399	2,346,399
Short-term investments	72,028,843	0	0	72,028,843

	$932,055,138	$0	$2,346,399	$934,401,537

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other

Balance as of August 1, 2009	$2,339,369
Realized gains or losses	131,967
Change in unrealized gains or losses	105,869
Net purchases (sales)	(230,806)
Transfers in and/or out of Level 3	0

Balance as of October 31, 2009	$2,346,399

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$(52,453)

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: December 29, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: December 29, 2009